Basis of Presentation of the Consolidated Financial Statements - VMED O2 UK Joint Venture Narrative (Details) € in Millions, £ in Millions				7 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 01, 2021	May 07, 2020	Dec. 31, 2021 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)
Disclosure of joint ventures [line items]
Share of (loss) income of investments accounted for by the equity method						€ (14)		€ (2,145)		€ 230
Goodwill impairment (Note 7)						€ 866		58		0
VMO2
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%			50.00%	50.00%	50.00%
Dividends received from joint ventures, classified as investing activities					£ 425	€ 512	£ 1,000	1,154	£ 800	909
Share of (loss) income of investments accounted for by the equity method				€ 292		89		(2,030)		292
Goodwill impairment (Note 7)				€ 0		€ 0	£ 3,107	3,572		€ 0
VMO2 | Telefónica, S.A.
Disclosure of joint ventures [line items]
Goodwill impairment (Note 7)								€ 1,786
VMO2 | Telefónica O2 Holdings Ltd. Holding company
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%